Long-term debt (Detail) In Millions, unless otherwise specified				12 Months Ended						12 Months Ended						12 Months Ended			12 Months Ended								12 Months Ended			12 Months Ended						12 Months Ended					12 Months Ended			12 Months Ended						12 Months Ended					12 Months Ended			12 Months Ended								12 Months Ended						12 Months Ended						12 Months Ended							12 Months Ended						12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Noncontrolling Interest Currency, South Africa Rand USD ($)		Mar. 31, 2013 Noncontrolling Interest Currency, South Africa Rand INR		Mar. 31, 2012 Noncontrolling Interest Currency, South Africa Rand INR		Mar. 31, 2013 Term Loan From Bank Currency, South Africa Rand USD ($)		Mar. 31, 2013 Term Loan From Bank Currency, South Africa Rand INR		Mar. 31, 2012 Term Loan From Bank Currency, South Africa Rand INR		Mar. 31, 2013 Term Loan From Bank Period 1 Currency, U.S. Dollar USD ($)	Mar. 31, 2013 Term Loan From Bank Period 1 Currency, U.S. Dollar INR	Mar. 31, 2012 Term Loan From Bank Period 1 Currency, U.S. Dollar INR	Mar. 31, 2013 Term Loan From Bank Period 1 Singapore, Dollars USD ($)	Mar. 31, 2013 Term Loan From Bank Period 1 Singapore, Dollars INR	Mar. 31, 2013 Term Loan From Bank Period 1 Currency, South Africa Rand USD ($)		Mar. 31, 2013 Term Loan From Bank Period 1 Currency, South Africa Rand INR		Mar. 31, 2012 Term Loan From Bank Period 1 Currency, South Africa Rand INR		Mar. 31, 2013 Term Loan From Bank Period 2 Currency, U.S. Dollar USD ($)	Mar. 31, 2013 Term Loan From Bank Period 2 Currency, U.S. Dollar INR	Mar. 31, 2012 Term Loan From Bank Period 2 Currency, U.S. Dollar INR	Mar. 31, 2013 Term Loan From Bank Period 2 Currency, South Africa Rand USD ($)		Mar. 31, 2013 Term Loan From Bank Period 2 Currency, South Africa Rand INR		Mar. 31, 2012 Term Loan From Bank Period 2 Currency, South Africa Rand INR		Mar. 31, 2013 Term Loan From Bank Period 3 Currency, U.S. Dollar USD ($)		Mar. 31, 2013 Term Loan From Bank Period 3 Currency, U.S. Dollar INR		Mar. 31, 2012 Term Loan From Bank Period 3 Currency, U.S. Dollar INR	Mar. 31, 2013 Term Loan From Bank Period 4 Currency, U.S. Dollar USD ($)	Mar. 31, 2013 Term Loan From Bank Period 4 Currency, U.S. Dollar INR	Mar. 31, 2012 Term Loan From Bank Period 4 Currency, U.S. Dollar INR	Mar. 31, 2013 Term Loan From Bank Period 4 Currency, South Africa Rand USD ($)		Mar. 31, 2013 Term Loan From Bank Period 4 Currency, South Africa Rand INR		Mar. 31, 2012 Term Loan From Bank Period 4 Currency, South Africa Rand INR		Mar. 31, 2013 Term Loan From Bank Period 5 Currency, U.S. Dollar USD ($)		Mar. 31, 2013 Term Loan From Bank Period 5 Currency, U.S. Dollar INR		Mar. 31, 2012 Term Loan From Bank Period 5 Currency, U.S. Dollar INR	Mar. 31, 2013 Term Loan From Bank Period 6 Currency, U.S. Dollar USD ($)	Mar. 31, 2013 Term Loan From Bank Period 6 Currency, U.S. Dollar INR	Mar. 31, 2012 Term Loan From Bank Period 6 Currency, U.S. Dollar INR	Mar. 31, 2013 Term Loan From Bank Period 7 Currency, U.S. Dollar USD ($)	Mar. 31, 2013 Term Loan From Bank Period 7 Currency, U.S. Dollar INR	Mar. 31, 2013 Term loan from Financial Institution Period 1 Currency, South Africa Rand USD ($)		Mar. 31, 2013 Term loan from Financial Institution Period 1 Currency, South Africa Rand INR		Mar. 31, 2012 Term loan from Financial Institution Period 1 Currency, South Africa Rand INR		Mar. 31, 2013 Term loan from Financial Institution Period 2 Currency, South Africa Rand USD ($)		Mar. 31, 2013 Term loan from Financial Institution Period 2 Currency, South Africa Rand INR		Mar. 31, 2012 Term loan from Financial Institution Period 2 Currency, South Africa Rand INR		Mar. 31, 2013 Term loan from Financial Institution Period 3 Currency, South Africa Rand USD ($)		Mar. 31, 2013 Term loan from Financial Institution Period 3 Currency, South Africa Rand INR		Mar. 31, 2012 Term loan from Financial Institution Period 3 Currency, South Africa Rand INR		Mar. 31, 2013 Senior Unsecured Note Singapore, Dollars USD ($)		Mar. 31, 2013 Senior Unsecured Note Singapore, Dollars INR		Mar. 31, 2013 Finance company Currency, U.S. Dollar USD ($)	Mar. 31, 2013 Finance company Currency, U.S. Dollar INR	Mar. 31, 2012 Finance company Currency, U.S. Dollar INR	Mar. 31, 2013 Debentures USD ($)		Mar. 31, 2013 Debentures INR		Mar. 31, 2012 Debentures INR		Mar. 31, 2013 Banks and Financial Institutions USD ($)	Mar. 31, 2013 Banks and Financial Institutions INR	Mar. 31, 2012 Banks and Financial Institutions INR
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rates %				JIBAR + 2.50%	[1]	JIBAR + 2.50%	[1]			JIBAR + 5.21%	[2]	JIBAR + 5.21%	[2]			LIBOR + 4.00%	LIBOR + 4.00%		SOR + 3.30%	SOR + 3.30%	JIBAR + 4.75%	[2]	JIBAR + 4.75%	[2]			LIBOR + 2.90%	LIBOR + 2.90%		JIBAR + 6.75%	[2]	JIBAR + 6.75%	[2]			LIBOR + 4.70%		LIBOR + 4.70%			LIBOR + 1.35%	LIBOR + 1.35%		12.71% - Fixed	[2]	12.71% - Fixed	[2]			LIBOR + 3.75%		LIBOR + 3.75%			LIBOR + 0.65%	LIBOR + 0.65%		LIBOR + 3.55%	LIBOR + 3.55%	JIBAR + 4.75%	[2]	JIBAR + 4.75%	[2]			JIBAR + 2.50%	[2]	JIBAR + 2.50%	[2]			JIBAR + 6.00%	[2]	JIBAR + 6.00%	[2]			4.25% - Fixed	[3]	4.25% - Fixed	[3]	3.95% - Fixed	3.95% - Fixed		9.50% - 11.25% - Fixed	[4]	9.50% - 11.25% - Fixed	[4]			9.0% -10.00% - Fixed	9.0% -10.00% - Fixed
Maturities										June 2013 to September 2016	[2]	June 2013 to September 2016	[2]			January 2014	January 2014		January 2016	January 2016	December 2014 to March 2018	[2]	December 2014 to March 2018	[2]			December 2013 to December 2015	December 2013 to December 2015		December 2014 to March 2020	[2]	December 2014 to March 2020	[2]			July 2014 to July 2016	[5]	July 2014 to July 2016	[5]		March 2012 to March 2020	March 2012 to March 2020		Quarterly until September 2020	[2]	Quarterly until September 2020	[2]			November 2014 to November 2016	[5]	November 2014 to November 2016	[5]		September 2012 to September 2021	September 2012 to September 2021		December 2015 to December 2017	December 2015 to December 2017	June 2013 to September 2016	[2]	June 2013 to September 2016	[2]			December 2014 to March 2020	[2]	December 2014 to March 2020	[2]			December 2014 to March 2020	[2]	December 2014 to March 2020	[2]			February 2016	[3]	February 2016	[3]	October 2012 to October 2017	October 2012 to October 2017		July 2012 to July 2019	[4]	July 2012 to July 2019	[4]			June 2014 to October 2015	June 2014 to October 2015
Long term debt	$ 2,154	117,434	104,391	$ 84	[1]	4,613	[1]	4,638	[1]	$ 22	[2]	1,175	[2]	1,329	[2]	$ 125	6,793	6,365	$ 49	2,669	$ 286	[2]	15,573	[2]	16,937	[2]	$ 762	41,570	38,954	$ 22	[2]	1,176	[2]	1,325	[2]	$ 50		2,717		2,546	$ 35	1,933	1,869	$ 15	[2]	807	[2]	930	[2]	$ 10		543		509	$ 92	5,032	5,270	$ 100	5,434	$ 22	[2]	1,211	[2]	2,033	[2]	$ 43	[2]	2,338	[2]	2,437	[2]	$ 86	[2]	4,702	[2]	5,301	[2]	$ 200	[3]	10,938	[3]	$ 24	1,290	963	$ 101	[4]	5,500	[4]	11,500	[4]	$ 26	1,420	1,485
Less: Current portion of long-term debt	383	20,875	5,061
Long-term debt, net of current portion	$ 1,771	96,559	99,330

[1]	As on March 31, 2013, loans from Neotel's non-controlling shareholders of Rs. 4,613 million (US$ 84 million) is payable upon settlement of all bank loans of Neotel.
[2]	The ZAR denominated loans of the Company to the extent of Rs. 26,982 million (US$ 495 million) are secured against the property, plant and equipment's, other non-current assets and current assets pertaining to South Africa Operations with carrying amount of Rs. 27,715 million (US$ 508 million).
[3]	The SG$ 250,000,000 4.25 per cent. Senior notes due in 2016 (the "Notes") was issued by Tata Communications (Netherlands) B.V. (a subsidiary of TCIPL) (the "Issuer"). The Notes constitute senior unsecured obligations of the Issuer and will rank at all times pari passu without any preference among themselves and at least equally with all other present and future outstanding unsecured and unsubordinated obligations of the Issuer but, in the event of insolvency, only to the extent permitted by applicable laws relating to creditors' rights. These notes are guaranteed by the Company.
[4]	The non-convertible debentures to the extent of Rs. 2,500 million (US$ 46 million) are secured against Tata Communications India's property plant and equipment with carrying amount of Rs. 3,205 million (US$ 59 million).
[5]	The Company has given prepayment notice to the bank in March 31, 2013 and subsequently repaid the loan in April, 2013.